Revenue - Schedule of Disaggregates the Group’s Revenue (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Disaggregates the Group’s Revenue [Line Items]
Total revenue	$ 3,501,947	$ 4,798,363	$ 10,289,681	$ 12,733,339	$ 22,028,303
Cross-Border Sales [Member]
Schedule of Disaggregates the Group’s Revenue [Line Items]
Total revenue	800,751	4,536,131	6,476,939	10,587,053	17,907,407
Fully Managed E-Commerce Operation Services [Member]
Schedule of Disaggregates the Group’s Revenue [Line Items]
Total revenue	2,591,308		3,280,002
Digital Marketing Services [Member]
Schedule of Disaggregates the Group’s Revenue [Line Items]
Total revenue	76,907	128,993	312,180	1,527,247	3,945,353
Others [Member]
Schedule of Disaggregates the Group’s Revenue [Line Items]
Total revenue	$ 32,981	$ 133,239	$ 220,560	$ 619,039	$ 175,543